Condensed Balance Sheets (USD $)	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 29,558,000	$ 12,303,000
Prepaid expenses and other current assets	2,288,000	334,000
Total current assets	31,846,000	12,637,000
Property and equipment, net	60,000	76,000
Other assets		45,000
Total assets	31,906,000	12,758,000
Current liabilities:
Accounts payable	279,000	300,000
Accrued expenses and other current liabilities	19,131,000	22,007,000
Current portion of note payable, net of discount	10,161,000	13,005,000
Total current liabilities	29,571,000	35,312,000
Warrant liability	4,550,000	1,945,000
Commitments and contingencies
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 385,664 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively, and 200,000,000 authorized, 22,438,899 issued and outstanding pro forma (unaudited)	0
Additional paid-in-capital	0	0
Accumulated deficit	(296,247,000)	(277,301,000)
Total stockholders' deficit	(296,247,000)	(277,301,000)
Total liabilities, convertible preferred stock and stockholders' deficit	31,906,000	12,758,000
Pro forma
Current assets:
Cash and cash equivalents	29,558,000
Prepaid expenses and other current assets	2,288,000
Total current assets	31,846,000
Property and equipment, net	60,000
Total assets	31,906,000
Current liabilities:
Accounts payable	279,000
Accrued expenses and other current liabilities	19,131,000
Current portion of note payable, net of discount	10,161,000
Total current liabilities	29,571,000
Warrant liability	4,550,000
Stockholders' deficit:
Common stock, $.0001 par value; 100,000,000 shares authorized, 385,664 shares issued and outstanding at March 31, 2014 and December 31, 2013, respectively, and 200,000,000 authorized, 22,438,899 issued and outstanding pro forma (unaudited)	2,000
Additional paid-in-capital	294,030,000
Accumulated deficit	(296,247,000)
Total stockholders' deficit	(2,215,000)
Total liabilities, convertible preferred stock and stockholders' deficit	31,906,000
Series B-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	26,403,000
Stockholders' deficit:
Total stockholders' deficit	26,403,000
Series B Convertible Preferred Stock
Current liabilities:
Preferred Stock	44,742,000	43,892,000
Stockholders' deficit:
Total stockholders' deficit	44,742,000	43,892,000
Series A-1 Convertible Preferred Stock
Current liabilities:
Preferred Stock	80,497,000	78,737,000
Stockholders' deficit:
Total stockholders' deficit	80,497,000	78,737,000
Series A-2 Convertible Preferred Stock
Current liabilities:
Preferred Stock	95,818,000	93,977,000
Stockholders' deficit:
Total stockholders' deficit	95,818,000	93,977,000
Series A-3 Convertible Preferred Stock
Current liabilities:
Preferred Stock	12,499,000	12,232,000
Stockholders' deficit:
Total stockholders' deficit	12,499,000	12,232,000
Series A-4 Convertible Preferred Stock
Current liabilities:
Preferred Stock	271,000	271,000
Stockholders' deficit:
Total stockholders' deficit	271,000	271,000
Series A-5 Convertible Preferred Stock
Current liabilities:
Preferred Stock	525,000	525,000
Stockholders' deficit:
Total stockholders' deficit	525,000	525,000
Series A-6 Convertible Preferred Stock
Current liabilities:
Preferred Stock	33,277,000	23,168,000
Stockholders' deficit:
Total stockholders' deficit	$ 33,277,000	$ 23,168,000